Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Items not affecting cash flows [Abstract]
Depreciation and amortization	$ 22,375	$ 28,514	$ 22,680
Stock option compensation	1,229	2,768	2,736
Deferred income taxes	3,666	8,493	1,645
Equity loss, including cash distribution of $951 (2010 - $3,034; 2009 - $nil)	1,079	3,684	49
Change in fair value of embedded derivatives	(2,649)	(13,050)	(7,922)
Write-down of investments and other long-term assets	0	1,632	938
Loss on sale of investments	0	1,054	0
Foreign currency transactional loss	1,623	26,341	2,501
Other including foreign currency translation adjustments	(260)	13,208	4,853
Total items not affecting cash flows	27,063	72,644	27,480
Cash distribution from equity investments	951	3,034	0
Changes in operating assets and liabilities [Abstract]
Accounts receivable	1,159	1,726	39,264
Inventories	(4,012)	(3,697)	(2,972)
Other current assets and long term assets	5,206	(3,569)	59,962
Accounts payable and accrued liabilities	(26,178)	(2,864)	(24,672)
Income taxes	2,951	(37,216)	(2,082)
Deferred income and other long-term obligations	(12,582)	(3,134)	5,526
Total change in operating assets and liabilities	$ (33,456)	$ (48,754)	$ 75,026